Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

(9)   Leases

Leases after IFRS 16 application

Details of leases in the consolidated balance sheet at 31 December 2019 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2019	(*)
Land and Buildings	685,405
Machinery	4,469
Computer equipment	4,324
Vehicles	9,660

	703,858

Lease liabilities	Thousands of Euros
	31/12/2019	(*)

Non-current	696,285
Current	44,405

	740,690

(*)  In the previous year, the Group only recognised lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases. The assets were presented in property, plant and equipment and the liabilities as part of the Group’s borrowings. For adjustments recognised on adoption of IFRS 16 on 1 January 2019 see note 2.

Maturity detail is as follows:

Maturity:	Thousands of
Euros
31/12/2019
Up to one year	44,464
Two years	41,444
Between 3 and 5 years	155,300
More than 5 years	499,482

740,690

At 31 December 2019, the Group has recognized an amount of Euros 747,873 thousand related to additions of right-of- use assets, from which Euros 664,948 thousand correspond to the initial addition. Movement during the year ended 31 December 2019 is included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2019, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of
Euros
31/12/2019
Buildings	49,786
Machinery	1,768
Computer equipment	2,204
Vehicles	4,613
58,371

Thousands of
Euros
31/12/2019
Finance lease expenses (note 27)	34,558

34,558

Thousands of
Euros
31/12/2019
Expenses related to short-term or low-value agreements	20,247
Other operating lease expenses	12,988
33,235

At 31 December 2019, the Group has paid a total of Euros 73,785 thousand related to lease contracts.

The total amount recognized in the balance sheet corresponds to lease contracts in which the Group is the lessee.

Leases before IFRS 16 application

(a)Operating leases (as lessee)

At 31 December 2018 and 2017 the Group leases buildings and warehouses from third parties under operating leases.

Operating lease instalments of Euros 84,299 thousand have been recognized as an expense for the year ended at 31 December 2018 (Euros 80,136 thousand at 31 December 2017) and comprise minimum lease payments.

Future minimum payments on non-cancellable operating leases at 31 December 2018 and 2017 are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Up to one year	63,959	46,541
Between 1 and 5 years	200,156	156,897
More than 5 years	136,464	58,905

	400,579	262,343

(b)Operating leases (as lessor)

At 31 December 2018 and 2017 the Group has no lease contracts as lessor.